Other non-current receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other non-current receivables
12	Other non-current receivables
Other
non-current
receivables consist of the following:

	31/12/19	31/12/18
Security deposits for lease contracts	3,920	3,984
Receivable from disposal of assets	599	549

Total	4,519	4,533

The receivable from extraordinary disposal of assets is the long-term portion of receivables derived from the sale of the security and doorkeeping services branch to a third-party which occurred in 2014.